BORROWINGS (Short-term Narrative) (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 17, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term loans interest rate	3.64%	3.64%			3.72%
Short-term bank borrowings	¥ 6,046,574,490				¥ 5,245,641,157
Amount of short-term bank borrowings guaranteed or collateralized	3,797,568,919
Debt Instrument, Face Amount	800,000,000		¥ 300,000,000
Domestic Bank [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	90,000,000
Debt Instrument, Collateral Amount	24,580,658
Land use rights [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	187,805,393
Buildings [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	545,105,430
Certain equipments [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	1,308,415,012
Inventories [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	171,141,796
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	3,172,214,531
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	237,212,761
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	2,999,198
Loan Two [Member] | Standby Letters of Credit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	246,162,067
Guaranteed by pledged assets [Member] | Loan Seven [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	186,000,000
Guaranteed by affiliate [Member] | Loan Five [Member] | Building and Equipment [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	675,023,822
Guaranteed by affiliate [Member] | Loan Seven [Member] | Desun's building and land [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	24,580,658
Guaranteed by shareholders [Member] | Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	61,356,138
Guaranteed by shareholders [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	166,000,000
Guaranteed by shareholders and affiliate [Member] | Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	533,000,000
Bank Deposit Guaranteed [Member] | Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank borrowings | $		$ 161,217,467
Debt Instrument, Collateral Amount	32,671,000
Bank Deposit Guaranteed [Member] | Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank borrowings | $		$ 500,000,000
Debt Instrument, Collateral Amount	506,000,000
Jiangxi Jinko [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	20,000,000			¥ 699,473,343
Debt Instrument, Face Amount				¥ 1,150,000,000
Jiangxi Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,312,293,743
Jiangxi Jinko [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term loans interest rate				3.58%
Jiangxi Jinko, Jiangxi Import Export [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	20,000,000
JinkoSolar Holding [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	389,272,669
JinkoSolar Holding [Member] | Guaranteed by affiliate [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	34,500,000
JinkoSolar Holding and Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	230,342,000
JinkoSolar Holding and Zhejiang Jinko [Member] | Guaranteed by affiliate [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	90,000,000
JinkoSolar Holding and Jinko Technology [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	98,013,000
Jiangxi Jinko and Zhejiang Trading [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	23,000,000
JinkoSolar Holding, Zhejiang Jinko and shareholder [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	192,105,480
JX Heji [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	50,000,000
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	2,285,113,744
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 121,757,649